Condensed Consolidated Statements of Stockholders' Equity (unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 264,008	$ 48,613	$ (562)	$ (304,784)	$ 7,275
Balance beginning (in shares) at Dec. 31, 2019	15,643
Issuance of shares of common stock in underwritten public offering (in shares)	(2)
Stock-based compensation expense		421			421
Net loss				(14,880)	(14,880)
Foreign currency translation adjustment			114		$ 114
Ending balance (in shares) at Dec. 31, 2020	23,214				23,214
Ending balance, value at Dec. 31, 2020	$ 270,126	49,314	(448)	(319,664)	$ (672)
Issuance of shares of common stock in underwritten public offering	$ 24,451				24,451
Issuance of shares of common stock in underwritten public offering (in shares)	4,650
Warrants exercised	$ 15				15
Warrants exercised (in shares)	44
Stock-based compensation expense		19			19
Net loss				(2,843)	(2,843)
Foreign currency translation adjustment			36		36
Ending balance (in shares) at Mar. 31, 2021	27,908
Ending balance, value at Mar. 31, 2021	$ 294,592	49,333	(412)	(322,507)	21,006
Beginning balance, value at Dec. 31, 2020	$ 270,126	49,314	(448)	(319,664)	$ (672)
Balance beginning (in shares) at Dec. 31, 2020	23,214				23,214
Warrants exercised	$ 25				$ 25
Warrants exercised (in shares)	45
Stock-based compensation expense		75			75
Net loss				(8,921)	(8,921)
Foreign currency translation adjustment			69		$ 69
Ending balance (in shares) at Dec. 31, 2021	39,409				39,409
Ending balance, value at Dec. 31, 2021	$ 347,940	49,389	(379)	(328,585)	$ 68,365
Stock-based compensation expense		13			13
Net loss				(2,212)	(2,212)
Foreign currency translation adjustment			(13)		$ (13)
Ending balance (in shares) at Mar. 31, 2022	39,409				39,409
Ending balance, value at Mar. 31, 2022	$ 347,940	$ 49,402	$ (392)	$ (330,797)	$ 66,153